Expense Example - Class A C S I N T Shares - Janus Henderson International Managed Volatility Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class S 1 Year	Class S 3 Years	Class S 5 Years	Class S 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class N 1 Year	Class N 3 Years	Class N 5 Years	Class N 10 Years	Class T 1 Year	Class T 3 Years	Class T 5 Years	Class T 10 Years
USD ($)	738	1,080	1,445	2,468	358	793	1,355	2,677	183	566	975	2,116	115	359	622	1,375	110	343	595	1,317	139	434	750	1,646